UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New York Long-Term Tax-Exempt Fund Admiral™ Shares - VNYUX

New York Long-Term Tax-Exempt Fund Investor Shares - VNYTX

New York Municipal Money Market Fund Investor Shares - VYFXX

Vanguard New York Long-Term Tax-Exempt Fund

Admiral™ Shares (VNYUX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	5.7%
1 to 3 Years	3.1%
3 to 5 Years	4.8%
5 to 10 Years	11.3%
10 to 20 Years	39.4%
20 to 30 Years	29.2%
Greater than 30 Years	6.6%
Other Assets and Liabilities — Net	(0.1%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$4,718
Number of Portfolio Holdings	1,479
Portfolio Turnover Rate	25%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR576

Vanguard New York Long-Term Tax-Exempt Fund

Investor Shares (VNYTX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	5.7%
1 to 3 Years	3.1%
3 to 5 Years	4.8%
5 to 10 Years	11.3%
10 to 20 Years	39.4%
20 to 30 Years	29.2%
Greater than 30 Years	6.6%
Other Assets and Liabilities — Net	(0.1%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$4,718
Number of Portfolio Holdings	1,479
Portfolio Turnover Rate	25%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR76

Vanguard New York Municipal Money Market Fund

Investor Shares (VYFXX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

1 to 7 Days	96.2%
8 to 30 Days	0.6%
31 to 60 Days	1.5%
61 to 90 Days	1.5%
91 to 180 Days	1.1%
Over 180 Days	0.3%
Other Assets and Liabilities — Net	(1.2%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$3,228
Number of Portfolio Holdings	301

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR163

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
New York Municipal Money Market Fund	1
New York Long-Term Tax-Exempt Fund	12

New York Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (28.0%)
[1,2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	3.380%	6/6/24	15,000	15,000
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	3.390%	6/6/24	2,255	2,255
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	3.390%	6/6/24	2,915	2,915
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	3.390%	6/6/24	1,670	1,670
[1,2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	3.390%	6/6/24	6,250	6,250
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	3.390%	6/6/24	4,180	4,180
[1,2,3]	Long Island Power Authority Electric Power & Light Revenue TOB	3.390%	6/6/24	2,635	2,635
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB	3.390%	6/6/24	1,245	1,245
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB	3.410%	6/7/24	3,585	3,585
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB	3.410%	6/7/24	18,465	18,465
[1]	Monroe County NY Industrial Development Corp. College & University Revenue TOB	3.390%	6/6/24	3,450	3,450
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	3.390%	6/6/24	6,315	6,315
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	3.390%	6/6/24	5,000	5,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	3.430%	6/6/24	13,500	13,500
[1]	New York City Municipal Water Finance Authority Water & Sewer System Revenue TOB	3.390%	6/6/24	9,570	9,570
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB	3.390%	6/6/24	5,300	5,300
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.380%	6/6/24	2,740	2,740
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.380%	6/6/24	3,750	3,750
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.380%	6/6/24	2,085	2,085
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.390%	6/6/24	32,700	32,700
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.390%	6/6/24	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.390%	6/6/24	2,100	2,100
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.390%	6/6/24	1,875	1,875
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	3.390%	6/6/24	51,570	51,570
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.380%	6/6/24	3,750	3,750
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.380%	6/6/24	3,285	3,285
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/6/24	3,595	3,595
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/6/24	4,800	4,800
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/6/24	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/6/24	2,445	2,445
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/6/24	2,000	2,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/7/24	2,905	2,905
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.390%	6/7/24	6,470	6,470
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.380%	6/6/24	3,475	3,475
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.390%	6/6/24	7,610	7,610
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	3.390%	6/6/24	1,660	1,660
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	3.390%	6/7/24	2,365	2,365
[1,3]	New York NY GO TOB	4.050%	6/3/24	14,555	14,555
[1]	New York NY GO TOB	3.380%	6/6/24	1,875	1,875
[1,3]	New York NY GO TOB	3.390%	6/6/24	13,550	13,550
[1,3]	New York NY GO TOB	3.390%	6/6/24	2,000	2,000
[1]	New York NY GO TOB	3.390%	6/6/24	2,860	2,860
[1]	New York NY GO TOB	3.390%	6/6/24	5,800	5,800
[1]	New York NY GO TOB	3.390%	6/6/24	3,145	3,145
[1]	New York NY GO TOB	3.390%	6/6/24	2,000	2,000
[1]	New York NY GO TOB	3.390%	6/7/24	1,925	1,925
[1]	New York Power Authority Electric Power & Light Revenue TOB	3.390%	6/6/24	3,665	3,665
[1]	New York Power Authority Electric Power & Light Revenue TOB	3.390%	6/6/24	5,490	5,490
[1]	New York State Dormitory Authority College & University Revenue TOB	3.390%	6/6/24	16,875	16,875
[1]	New York State Dormitory Authority College & University Revenue TOB	3.390%	6/6/24	2,240	2,240
[1]	New York State Dormitory Authority College & University Revenue TOB	3.390%	6/7/24	3,750	3,750
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.390%	6/7/24	4,495	4,495
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.410%	6/7/24	2,665	2,665
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.380%	6/6/24	7,000	7,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/6/24	4,000	4,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/6/24	5,625	5,625
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/6/24	11,325	11,325
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/6/24	3,420	3,420
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/6/24	4,525	4,525

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/6/24	1,970	1,970
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.490%	6/6/24	16,480	16,480
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.390%	6/7/24	2,460	2,460
[1,4]	New York State Dormitory Authority Intergovernmental Agreement Revenue TOB	3.390%	6/6/24	5,700	5,700
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.380%	6/6/24	2,000	2,000
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.390%	6/6/24	2,500	2,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.380%	6/6/24	3,685	3,685
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.380%	6/6/24	17,600	17,600
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.380%	6/6/24	5,935	5,935
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.390%	6/6/24	5,900	5,900
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.390%	6/6/24	2,355	2,355
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.390%	6/6/24	1,630	1,630
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	3.390%	6/6/24	5,000	5,000
[1]	New York State Environmental Facilities Corp. Water Revenue TOB	3.390%	6/6/24	3,565	3,565
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.390%	6/6/24	5,000	5,000
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.390%	6/6/24	6,065	6,065
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.410%	6/6/24	2,150	2,150
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.390%	6/7/24	14,800	14,800
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB	3.390%	6/6/24	945	945
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB	3.390%	6/6/24	9,000	9,000
[1]	New York State Urban Development Corp. Appropriations Revenue TOB	3.390%	6/6/24	6,000	6,000
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	3.390%	6/6/24	6,760	6,760
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	3.390%	6/6/24	3,125	3,125
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	3.390%	6/6/24	5,625	5,625
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	3.390%	6/6/24	3,880	3,880
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	4.150%	6/3/24	4,000	4,000
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	3.390%	6/6/24	16,875	16,875
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	3.390%	6/6/24	3,750	3,750
[1]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB	3.390%	6/7/24	1,825	1,825
[1]	New York State Urban Development Corporation Intergovernmental Agreement Revenue TOB	3.390%	6/6/24	4,375	4,375
[1,2]	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue TOB	3.390%	6/6/24	7,545	7,545
[1,3]	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue TOB	3.410%	6/6/24	3,640	3,640
[1,3]	New York Transportation Development Corp. Special Facilities Revenue TOB	3.460%	6/6/24	42,975	42,975
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	4.150%	6/3/24	1,415	1,415
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	4.180%	6/3/24	3,940	3,940
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.390%	6/6/24	7,500	7,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.390%	6/6/24	11,575	11,575
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.400%	6/6/24	1,750	1,750
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.410%	6/6/24	1,745	1,745
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.410%	6/6/24	2,310	2,310
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.410%	6/6/24	2,100	2,100
[1,3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.420%	6/6/24	7,600	7,600
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.390%	6/7/24	1,875	1,875
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.400%	6/7/24	2,130	2,130
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.420%	6/7/24	4,215	4,215
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.420%	6/7/24	1,040	1,040
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.420%	6/7/24	5,040	5,040
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.420%	6/7/24	4,525	4,525
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.420%	6/7/24	3,200	3,200
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	3.390%	6/6/24	4,555	4,555
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	3.390%	6/6/24	3,845	3,845
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	4.150%	6/3/24	12,960	12,960
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	4.150%	6/3/24	2,640	2,640
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.390%	6/6/24	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.390%	6/6/24	1,565	1,565
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.390%	6/6/24	8,225	8,225
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.390%	6/7/24	1,665	1,665
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.390%	6/7/24	3,200	3,200
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.390%	6/7/24	3,310	3,310
[1]	Triborough Bridge & Tunnel Authority Highway Revenue Tolls TOB	4.150%	6/3/24	9,600	9,600
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.380%	6/6/24	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	13,825	13,825
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	4,025	4,025
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	2,665	2,665
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	10,380	10,380
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.390%	6/7/24	4,050	4,050
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	3.390%	6/6/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	3.390%	6/7/24	1,875	1,875
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	3.390%	6/7/24	2,100	2,100
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	4.150%	6/3/24	10,195	10,195

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	3.380%	6/6/24	5,745	5,745
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	2,945	2,945
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	2,665	2,665
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	3.390%	6/6/24	3,010	3,010
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	4.150%	6/3/24	14,685	14,685
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	4.150%	6/3/24	18,750	18,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/6/24	9,375	9,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/6/24	3,620	3,620
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/6/24	16,765	16,765
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/6/24	27,275	27,275
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/6/24	3,750	3,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/6/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.400%	6/6/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.390%	6/7/24	11,000	11,000
Total Tender Option Bond (Cost $904,765)					904,765
Variable Rate Demand Note (67.8%)
	Battery Park City Authority Miscellaneous Revenue VRDO	3.300%	6/6/24	5,050	5,050
[3]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Society Project) VRDO	3.300%	6/6/24	4,250	4,250
[3]	Geneva Industrial Development Agency College & University Revenue VRDO	3.390%	6/6/24	14,300	14,300
[3]	Long Island Power Authority Electric Power & Light Revenue VRDO	3.300%	6/5/24	20,745	20,745
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	3.340%	6/6/24	31,000	31,000
[3]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	3.340%	6/6/24	19,740	19,740
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	6/3/24	20,915	20,915
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.970%	6/3/24	3,000	3,000
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	4.000%	6/3/24	10,440	10,440
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	4.000%	6/3/24	18,605	18,605
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	4.000%	6/3/24	7,200	7,200
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.310%	6/6/24	6,350	6,350
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.390%	6/6/24	29,400	29,400
[3]	Monroe County NY Industrial Development Corp. College & University Revenue VRDO	3.610%	6/5/24	5,350	5,350
[3]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	3.230%	6/6/24	23,955	23,955
[3]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	3.280%	6/6/24	560	560
[3]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	6/5/24	24,745	24,745
[3]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.250%	6/5/24	800	800
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.250%	6/5/24	14,350	14,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	7,365	7,365
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.330%	6/5/24	12,140	12,140
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.330%	6/5/24	2,775	2,775
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.340%	6/5/24	20,800	20,800
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.380%	6/5/24	18,935	18,935
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.380%	6/5/24	72,450	72,450
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	6/5/24	16,335	16,335
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.450%	6/5/24	2,000	2,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.450%	6/5/24	4,100	4,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.660%	6/5/24	16,000	16,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.660%	6/5/24	5,000	5,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.660%	6/5/24	24,000	24,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.260%	6/6/24	3,500	3,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	6/6/24	25,365	25,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	6/6/24	27,100	27,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.300%	6/6/24	6,545	6,545
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.310%	6/6/24	8,900	8,900
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.310%	6/6/24	5,300	5,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.310%	6/6/24	10,900	10,900
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.360%	6/6/24	9,300	9,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.390%	6/6/24	5,000	5,000
[3]	New York City Industrial Development Agency Industrial Revenue VRDO	3.400%	6/5/24	14,000	14,000
[3]	New York City Industrial Development Agency Lease (Appropriation) Revenue (New York Stock Exchange Project) VRDO	3.970%	6/3/24	26,075	26,075
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Tiago Holdings LLC Project) VRDO	3.360%	6/6/24	15,035	15,035
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	4.150%	6/3/24	12,495	12,495
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	4.150%	6/3/24	2,300	2,300
	New York City Municipal Water Finance Authority VRDO	3.300%	6/6/24	47,800	47,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.970%	6/3/24	15,445	15,445
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.970%	6/3/24	3,615	3,615
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.970%	6/3/24	23,025	23,025
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	6/3/24	4,160	4,160
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.050%	6/3/24	2,045	2,045

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.100%	6/3/24	28,635	28,635
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.100%	6/3/24	5,900	5,900
[3]	New York City Municipal Water Finance Authority Water Revenue VRDO	4.150%	6/3/24	17,845	17,845
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.150%	6/3/24	61,925	61,925
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.150%	6/3/24	26,770	26,770
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.310%	6/6/24	12,455	12,455
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.340%	6/6/24	2,295	2,295
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.340%	6/6/24	24,590	24,590
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.350%	6/6/24	1,600	1,600
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.360%	6/6/24	10,595	10,595
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.360%	6/6/24	11,140	11,140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.000%	6/3/24	3,220	3,220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.300%	6/6/24	41,605	41,605
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.310%	6/6/24	3,900	3,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.340%	6/6/24	20,735	20,735
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.970%	6/3/24	7,000	7,000
[3]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	3.300%	6/6/24	2,665	2,665
	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.000%	6/6/24	11,850	11,850
	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.000%	6/6/24	27,105	27,105
[3]	New York Liberty Development Corp. Industrial Revenue VRDO	3.360%	6/6/24	37,300	37,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	24,850	24,850
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.350%	6/5/24	40,375	40,375
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.360%	6/5/24	20,200	20,200
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.360%	6/5/24	24,590	24,590
	New York NY GO VRDO	3.970%	6/3/24	4,800	4,800
[3]	New York NY GO VRDO	3.500%	6/5/24	15,715	15,715
[3]	New York NY GO VRDO	3.300%	6/6/24	13,690	13,690
[3]	New York NY GO VRDO	3.300%	6/6/24	45,940	45,940
[3]	New York NY GO VRDO	3.310%	6/6/24	9,990	9,990
[3]	New York NY GO VRDO	3.340%	6/6/24	5,430	5,430
[3]	New York NY GO VRDO	3.410%	6/6/24	32,705	32,705
	New York State Dormitory Authority College & University Revenue VRDO	4.150%	6/3/24	23,720	23,720
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	6/5/24	1,300	1,300
	New York State Dormitory Authority College & University Revenue VRDO	3.000%	6/6/24	13,600	13,600
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	6/6/24	10,875	10,875
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	6/6/24	12,555	12,555
	New York State Dormitory Authority College & University Revenue VRDO	3.310%	6/6/24	10,340	10,340
[3]	New York State Dormitory Authority College & University Revenue VRDO	3.350%	6/6/24	5,020	5,020
[3]	New York State Dormitory Authority College & University Revenue VRDO	3.350%	6/6/24	14,280	14,280
	New York State Dormitory Authority College & University Revenue VRDO	3.360%	6/6/24	49,950	49,950
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.450%	6/5/24	5,855	5,855
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.580%	6/5/24	15,260	15,260
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.380%	6/6/24	7,720	7,720
[3]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.350%	6/5/24	26,300	26,300
[3]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.400%	6/5/24	7,600	7,600
[3]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.450%	6/5/24	17,500	17,500
[3]	New York State Energy Research & Development Authority Industrial Revenue VRDO	3.350%	6/5/24	45,300	45,300
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.950%	6/3/24	28,305	28,305
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	6/3/24	13,900	13,900
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.280%	6/5/24	1,525	1,525
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	16,780	16,780
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	12,645	12,645
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	31,350	31,350
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	3,695	3,695
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	6/5/24	2,100	2,100
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.350%	6/5/24	3,800	3,800
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.380%	6/5/24	49,125	49,125
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.380%	6/5/24	39,550	39,550
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	6/5/24	5,190	5,190
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	6/5/24	15,000	15,000
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.450%	6/5/24	15,600	15,600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.450%	6/5/24	49,000	49,000
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.450%	6/5/24	7,500	7,500
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.580%	6/5/24	26,862	26,862
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.660%	6/5/24	14,100	14,100
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.660%	6/5/24	22,000	22,000
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.660%	6/5/24	4,900	4,900

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue VRDO	3.410%	6/6/24	2,600	2,600
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.400%	6/6/24	25,600	25,600
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.410%	6/6/24	10,000	10,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.410%	6/6/24	80,300	80,305
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	3.450%	6/6/24	34,800	34,800
[3]	Oneida County Industrial Development Agency Industrial Revenue VRDO	3.210%	6/6/24	6,820	6,820
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.970%	6/3/24	1,700	1,700
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	4.150%	6/3/24	11,590	11,590
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	4.150%	6/3/24	35,350	35,350
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.280%	6/5/24	4,475	4,475
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.340%	6/6/24	16,900	16,900
Total Variable Rate Demand Note (Cost $2,188,217)					2,188,217
Other Municipal Security (3.3%)
	Amherst NY BAN GO	5.000%	11/1/24	5,000	5,021
	Bethlehem NY BAN GO	4.500%	5/2/25	4,930	4,959
	Fairport Central School District BAN GO	4.500%	7/18/24	8,185	8,193
	Hauppauge Union Free School District GO	5.000%	6/25/24	15,000	15,012
	Ithaca City School District BAN GO	4.500%	7/12/24	10,000	10,009
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	1,040	1,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	1,735	1,739
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,695	6,740
	New York NY GO	5.000%	8/1/24	2,000	2,004
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	320	320
	New York State Dormitory Authority Income Tax Revenue	5.000%	6/14/24	1,965	1,966
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	3,225	3,225
[5]	New York Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	3.400%	7/15/24	12,555	12,555
[5]	New York Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	3.400%	11/11/24	12,370	12,370
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/24	3,000	3,006
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	1,000	1,002
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,500	2,513
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,500	2,513
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	8/15/24	3,000	3,007
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	12/16/24	4,000	4,028
	Williamsville Central School District BAN GO	4.500%	6/6/24	6,730	6,731
Total Other Municipal Security (Cost $107,953)					107,953
Non-Financial Company Commercial Paper (2.1%)
	New York State Dormitory Authority CP	3.670%	6/5/24	7,500	7,500
	New York State Dormitory Authority CP	3.620%	7/23/24	9,665	9,665
	New York State Dormitory Authority CP	3.650%	8/6/24	8,000	8,000
	New York State Dormitory Authority CP	3.600%	8/27/24	7,500	7,500
	New York State Power Authority CP	3.650%	7/10/24	10,000	10,000
	New York State Power Authority CP	3.600%	8/6/24	17,791	17,791
	New York State Power Authority CP	3.600%	8/7/24	6,300	6,300
Total Non-Financial Company Commercial Paper (Cost $66,756)					66,756
Total Investments (101.2%) (Cost $3,267,691)					3,267,691
Other Assets and Liabilities—Net (-1.2%)					(39,583)
Net Assets (100%)					3,228,108
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $1,055,470,000, representing 32.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
Prere.—Prerefunded.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,267,691)	3,267,691
Investment in Vanguard	95
Cash	53
Receivables for Investment Securities Sold	605
Receivables for Accrued Income	14,075
Receivables for Capital Shares Issued	7,488
Other Assets	1,180
Total Assets	3,291,187
Liabilities
Payables for Investment Securities Purchased	48,321
Payables for Capital Shares Redeemed	13,515
Payables for Distributions	1,019
Payables to Vanguard	224
Total Liabilities	63,079
Net Assets	3,228,108
At May 31, 2024, net assets consisted of:

Paid-in Capital	3,228,090
Total Distributable Earnings (Loss)	18
Net Assets	3,228,108

Net Assets
Applicable to 3,227,783,562 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,228,108
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	52,447
Total Income	52,447
Expenses
The Vanguard Group—Note B
Investment Advisory Services	348
Management and Administrative	1,926
Marketing and Distribution	127
Custodian Fees	13
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	2,440
Expenses Paid Indirectly	(13)
Net Expenses	2,427
Net Investment Income	50,020
Realized Net Gain (Loss) on Investment Securities Sold	6
Net Increase (Decrease) in Net Assets Resulting from Operations	50,026

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,020	80,311
Realized Net Gain (Loss)	6	49
Net Increase (Decrease) in Net Assets Resulting from Operations	50,026	80,360
Distributions
Total Distributions	(50,086)	(80,318)
Capital Share Transactions (at $1.00 per share)
Issued	1,564,974	2,963,524
Issued in Lieu of Cash Distributions	44,641	71,289
Redeemed	(1,331,382)	(2,271,774)
Net Increase (Decrease) from Capital Share Transactions	278,233	763,039
Total Increase (Decrease)	278,173	763,081
Net Assets
Beginning of Period	2,949,935	2,186,854
End of Period	3,228,108	2,949,935

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0165	.0310	.0080	.0001	.006	.014
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0002)	(.0002)	—	—	—
Total from Investment Operations	.0165	.0308	.0078	.0001	.006	.014
Distributions
Dividends from Net Investment Income	(.0165)	(.0308)	(.0078)	(.0001)	(.006)	(.014)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0000)[2]	—	—	—
Total Distributions	(.0165)	(.0308)	(.0078)	(.0001)	(.006)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.66%	3.13%	0.78%	0.01%	0.55%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,228	$2,950	$2,187	$1,944	$2,450	$3,454
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.16%[5]	0.15%[5]	0.07%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.30%	3.10%	0.80%	0.01%	0.61%	1.38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the six months ended May 31, 2024, and for the years ended November 30, 2023, 2020, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.16%, and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,267,691
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were $146,850,000 and sales were $120,740,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (98.7%)
[1]	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.500%	6/1/44	300	290
[1]	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/54	1,200	1,170
[1]	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,000	998
	Babylon NY GO	2.375%	12/1/28	1,000	906
	Babylon NY GO	2.375%	12/1/29	1,025	913
	Babylon NY GO	2.625%	12/1/30	1,050	936
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,175
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	7,500	8,056
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/33	2,000	1,637
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	696
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	404
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,000	6,489
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,000	3,088
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/31	675	691
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,678
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,074
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	372
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,142
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	909
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,164
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,506
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,615	3,847
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,557
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	2,030
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	671
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	685	644
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,299
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,693
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,365	3,025
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	708
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,450	2,848
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	5,865	4,354
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	3,820	2,903
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,129
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,095	1,502
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	639
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[3]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	178
[3]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	268
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/31	100	95
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/36	400	372
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/42	1,350	1,404
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	1,750	1,777
	Build NYC Resource Corp. Charter School Aid Revenue (Kipp Nyc Public School Facilities - Canal West Project)	5.000%	7/1/35	540	568
	Build NYC Resource Corp. Charter School Aid Revenue (Kipp Nyc Public School Facilities - Canal West Project)	5.250%	7/1/52	1,000	1,021
	Build NYC Resource Corp. Charter School Aid Revenue (Kipp Nyc Public School Facilities - Canal West Project)	5.250%	7/1/57	5,250	5,346
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,900	1,804
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	3,186
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	6,905	5,355
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,020	2,273
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	2,200	2,100
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	564

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	576
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/51	1,775	1,624
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,894
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	147
	Build NYC Resource Corp. College & University Revenue (Q Student Residences LLC Project)	5.000%	6/1/43	2,070	2,070
[4]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc Project)	5.000%	12/1/39	2,220	1,926
[4]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc Project)	5.000%	12/1/49	3,410	2,740
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,326
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,001
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	750
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	5.000%	7/1/25	100	101
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	5.000%	7/1/26	85	87
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	5.000%	7/1/27	75	78
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	4.000%	7/1/36	130	130
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	4.000%	7/1/37	165	164
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	3.000%	7/1/39	550	452
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	4.000%	7/1/44	975	912
	Build NYC Resource Corp. Miscellaneous Revenue (The Childen's Aid Society Project)	4.000%	7/1/49	1,400	1,284
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	508
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,015
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,260
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,000	3,691
[4]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	3.460%	6/6/24	6,110	6,110
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,243
	Chemung County NY BAN GO	4.250%	8/29/24	3,000	3,000
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,401
	Cutchogue Fire District BAN GO	4.500%	5/7/25	2,000	2,006
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.850%	6/3/24	54,000	54,000
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	257
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	226
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,202
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	461
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	256
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,424
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,268
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,005
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	1,963
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	502
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	304
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	817
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	964
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	508
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	386
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	584
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	243
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	203
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	147
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/24	500	500
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/26	755	777
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/27	750	783
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	634
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	535
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	587
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	285
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,245
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,438
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	100	101
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,355	1,099
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,845	4,343
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,404
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,625	6,504

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	655
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,001
	East Hampton NY GO	2.125%	8/15/35	1,000	767
	East Meadow Union Free School District GO	2.000%	6/15/36	1,110	814
	Endicott NY BAN GO	5.250%	4/18/25	2,000	2,015
	Fayetteville-Manlius Central School District BAN GO	4.750%	7/18/24	1,000	1,001
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	4,000	4,073
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	423
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	214
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	268
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	713
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	551
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	955	965
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,768
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,171
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	1,340	1,364
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/31	600	608
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	375
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	818
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,893
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	435
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	878
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,525
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,726
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	13,000	13,398
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	13,430	13,743
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,099
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,664
	Ilion NY BAN GO	4.750%	5/9/25	2,000	2,002
	Ithaca City School District BAN GO	4.500%	7/12/24	3,000	3,001
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	749
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,307
	Kings Park Central School District GO	2.400%	7/15/29	1,495	1,344
	Kings Point NY BAN GO	4.250%	7/19/24	1,000	1,000
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,212
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,830
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,015
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,024
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,052
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,056
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,434
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,283
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,362
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,276
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	762
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,000	5,286
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	4,250	3,435
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,361
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,710
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,530
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	12,925	13,208
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,361
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,015	6,959
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	6,315	6,038
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,525	12,643
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,895	4,024
[5]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.810%	9/1/38	1,305	1,299
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	26
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	42
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,836
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	78
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,699
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	960
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,215
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	938
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	505
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,826
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,095

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	627
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,174
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/39	4,775	4,877
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/40	400	401
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	14,802
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	9,376
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,039
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,666
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	871
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,013
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	619
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	951
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,755	4,907
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,748
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,398
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,031
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,948
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,085	1,104
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	354
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	145	145
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,503
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	339
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	4,969
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,399
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,829
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	850
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	5,000	4,855
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,936
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,755	2,663
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	210
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,433
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,800	1,726
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	955
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,745	1,819
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,349
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,405	2,446
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,861
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	6,125	6,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	2,630	2,721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	5,000	5,268
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,710	5,151
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,850
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	1,285	1,176
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,000	4,707
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,098
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,300	3,043
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,825
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	8,590	9,189
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,250	1,153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,059
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,382
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	911
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,060
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,545
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.480%	6/6/24	2,975	2,975
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.480%	6/6/24	2,945	2,945
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.480%	6/6/24	6,000	6,000
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	7,858
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,039
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,039
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,794
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,304
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	860	879
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,410
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,004
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,020
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,046

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	11,145	10,552
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,000	7,465
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	90	91
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	100	103
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/35	100	90
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,800	1,729
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	2,954
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	6,380	4,547
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,885	6,868
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/33	300	272
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,492
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,379
[4,6]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.410%	6/6/24	6,800	6,800
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	925
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	125
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,901
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,691
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,566
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,751
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,000
[2,4]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	3.560%	6/7/24	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	5,951
	Nassau County NY GO	4.000%	4/1/40	1,525	1,510
	Nassau County NY GO	5.000%	4/1/41	1,500	1,646
	Nassau County NY GO	5.000%	4/1/42	1,500	1,639
	Nassau County NY GO	5.000%	4/1/43	1,220	1,328
[2]	Nassau County NY GO	4.000%	4/1/44	6,720	6,578
[2]	Nassau County NY GO	5.000%	4/1/49	5,000	5,253
[1]	Nassau County NY GO	4.000%	4/1/51	2,000	1,879
	Nassau County NY GO	4.000%	4/1/53	7,000	6,533
[1]	Nassau County NY GO	4.000%	4/1/54	10,000	9,293
[2,4]	Nassau County NY GO TOB VRDO	3.560%	6/7/24	5,685	5,685
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	327
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	338
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	429
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	378
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,144
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,008
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,405
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,302
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,024
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	367
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,137
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	611
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,880	1,749
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,965	2,749
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,230	2,988
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,550	1,431
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,210	1,125
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,855	1,701
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	2,916
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	408
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,230	1,144
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	819
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,131
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	509
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,794
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	574
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,501
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,747
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/39	1,090	843
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,215
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	864
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,588
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	343

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	4,809
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,443
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	672
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,193
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,303
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,733
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,911
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,014
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,379
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,526
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/48	1,000	1,007
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,697
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,207
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	2,987
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,790
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,548
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,659
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,672
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	617
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	4,934
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	783
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,032
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	12,365	12,434
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/53	1,000	1,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,160	1,543
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	5,465	4,498
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,555
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,810
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,213
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,545
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,226
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	5,655	5,432
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	15,435	14,809
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	615	587
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,745	8,175
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,910
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,200	7,000
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,840	4,748
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,000	5,916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	1,986
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	8,865	8,664
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,605	3,634
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,375	8,286
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,108
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/25	2,000	2,014
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/26	2,000	2,043
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	1,000	1,031
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	4,610	4,217
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/34	3,255	2,956
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/35	1,705	1,527
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	3,000	2,660
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	5,585	4,870
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	3,640	2,613
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	5,045	4,274
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	1,915	1,585
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	11,390	8,788
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	805
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,518
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,780	2,812
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	1,968
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	450
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,392
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,136
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	6,945	6,570
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,750	7,044
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,700	5,899
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,731

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	930	848
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,495
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,811
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	284
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	298
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	6,998
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,385
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	12,962
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,148
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,581
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,146
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,040	3,174
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,100	1,164
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	10,130	10,533
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,703
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	1,175	1,166
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	7,335
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,745
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,150	2,123
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	930	925
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	7,236
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,089
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,836
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	1,030	1,013
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,499
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	5,091
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	9,733
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	3,270	3,321
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	7,670	7,846
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	6,700	6,581
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,393
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,290
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	1,857
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,262
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	892
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	836
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,045
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,410	2,526
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,474
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	94
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	26,530	25,048
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,393
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	10,525	11,434
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	4,000	3,913
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,425
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	15,000	16,329
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	2,960
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,245	1,234
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,210
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,060
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,199
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,133
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,448
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,070
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	1,840	1,422
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,139
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,000
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,611
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,139
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,232
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,190	1,198
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,319
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	598
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,111
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	14,130	14,495
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,006
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	1,997
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,547

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,523
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,383
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,073
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,889
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	1,600	1,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,902
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,061
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,367
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,562
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,042
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,475
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,043
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	703
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,020
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,366
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,530	5,487
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	473
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	471
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,853
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,574
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,077
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	17,290	17,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,547
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	10,110	10,540
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,619
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,929
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,098
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	879
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,913
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	10,287
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,064
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,600	1,563
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,000	5,093
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	1,475	1,436
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,369
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,792
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,000	5,102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,557
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	3,470	3,682
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,200	904
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,135	3,919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	2,836
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,637
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,190	5,839
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,546
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,730	5,364
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.050%	6/3/24	38,950	38,950

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.050%	6/3/24	11,000	11,000
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.970%	6/3/24	4,000	4,000
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,077
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	5,000	5,572
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,350	4,809
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	1,780	1,976
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,378
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,373
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,433
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,428
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	3,000	3,227
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/48	2,000	2,141
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	7,365	8,009
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	2,740	2,979
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	11,425	12,412
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	9,747
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	3,000	2,875
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	622
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	285
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	551
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	410
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	376
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,103
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,100
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,171
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	490	529
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	968
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,416
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,207
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	644
	New York City Trust for Cultural Resources Recreational Revenue	4.000%	7/1/46	1,835	1,658
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,400	1,418
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,593
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,725
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,609
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,154
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	4,057
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,647
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,786
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	6,670	6,797
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	425	424
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,346
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	5,987
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,466
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,860
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,110	6,136
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,625
[9]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	17,325	15,647
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,885	11,622
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	11,080	9,849
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,271
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	948
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	978
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,257
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	10,107
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	815
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,220
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,006
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,391
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,121
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,700	8,971
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,281
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,780	2,711
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,150	8,852
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,150	6,010
[2,3,4]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.480%	6/6/24	2,500	2,500
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	43,500	49,355
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	215
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,170
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,108

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,816
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,493
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,034
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,004
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,383
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	3,475	3,330
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,406
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,160	1,143
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,300	5,701
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,240	1,252
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/49	2,500	2,485
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	6,010	5,693
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	8,035	7,668
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,481
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.650%	10/1/34	750	639
New York NY GO	5.000%	8/1/26	3,875	4,001
New York NY GO	5.000%	8/1/26	1,630	1,683
New York NY GO	5.000%	1/1/27	3,500	3,637
New York NY GO	5.000%	8/1/27	600	629
New York NY GO	5.000%	9/1/27	3,805	3,996
New York NY GO	5.000%	8/1/28	2,320	2,450
New York NY GO	5.000%	8/1/28	2,260	2,404
New York NY GO	5.000%	8/1/29	5,070	5,196
New York NY GO	5.000%	8/1/29	5,195	5,468
New York NY GO	5.000%	8/1/29	3,000	3,229
New York NY GO	5.000%	8/1/29	3,400	3,659
New York NY GO	5.000%	8/1/29	1,000	1,076
New York NY GO	5.000%	12/1/29	1,360	1,447
New York NY GO	5.000%	8/1/30	5,050	5,173
New York NY GO	5.000%	8/1/30	4,720	4,835
New York NY GO	5.000%	8/1/30	4,000	4,206
New York NY GO	5.000%	4/1/31	1,155	1,268
New York NY GO	4.000%	8/1/31	2,775	2,786
New York NY GO	5.000%	8/1/31	7,810	8,111
New York NY GO	5.000%	8/1/31	1,440	1,513
New York NY GO	5.000%	8/1/31	3,000	3,269
New York NY GO	5.000%	12/1/31	4,770	4,891
New York NY GO	5.000%	1/1/32	2,000	2,133
New York NY GO	5.000%	4/1/32	1,895	2,103
New York NY GO	4.000%	8/1/32	1,935	1,939
New York NY GO	5.000%	8/1/32	1,250	1,334
New York NY GO	5.000%	8/1/32	3,735	3,922
New York NY GO	5.000%	8/1/32	2,000	2,040
New York NY GO	5.000%	12/1/32	1,240	1,315
New York NY GO	3.250%	3/1/33	3,000	2,875
New York NY GO	5.000%	3/1/33	3,135	3,510
New York NY GO	5.000%	4/1/33	2,140	2,398
New York NY GO	5.000%	8/1/33	1,000	1,067
New York NY GO	5.000%	8/1/33	5,000	5,622
New York NY GO	5.000%	8/1/33	3,325	3,739
New York NY GO	5.000%	8/1/34	2,260	2,410
New York NY GO	3.000%	3/1/35	3,145	2,867
New York NY GO	4.000%	8/1/35	1,830	1,871
New York NY GO	5.000%	8/1/35	2,000	2,174
New York NY GO	4.000%	10/1/35	2,085	2,116
New York NY GO	5.000%	12/1/35	2,500	2,553
New York NY GO	4.000%	3/1/36	1,500	1,525
New York NY GO	4.000%	8/1/36	9,250	8,887
New York NY GO	4.000%	8/1/36	1,385	1,408
New York NY GO	5.000%	8/1/36	1,235	1,382
New York NY GO	5.000%	10/1/36	5,000	5,197
New York NY GO	5.000%	10/1/36	2,590	2,775
New York NY GO	5.000%	10/1/36	1,650	1,829
New York NY GO	5.000%	3/1/37	7,500	7,852
New York NY GO	5.000%	4/1/37	3,575	3,745
New York NY GO	4.000%	8/1/37	8,180	8,264
New York NY GO	4.000%	8/1/37	2,500	2,529
New York NY GO	5.000%	8/1/37	4,000	4,071
New York NY GO	5.000%	8/1/37	1,000	1,112
New York NY GO	5.000%	12/1/37	3,490	3,560

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	3/1/38	5,240	5,252
	New York NY GO	5.000%	3/1/38	7,500	7,832
	New York NY GO	5.000%	3/1/38	2,000	2,145
	New York NY GO	5.000%	4/1/38	1,000	1,045
	New York NY GO	4.000%	8/1/38	2,760	2,761
	New York NY GO	5.000%	8/1/38	17,395	17,685
	New York NY GO	5.000%	10/1/38	6,500	6,739
	New York NY GO	5.000%	10/1/38	2,910	3,095
	New York NY GO	5.000%	3/1/39	6,360	6,627
	New York NY GO	5.000%	3/1/39	3,000	3,207
	New York NY GO	4.000%	8/1/39	2,865	2,843
	New York NY GO	5.000%	10/1/39	2,220	2,356
	New York NY GO	5.000%	10/1/39	8,910	9,222
	New York NY GO	5.250%	10/1/39	1,000	1,116
	New York NY GO	5.000%	12/1/39	3,485	3,658
	New York NY GO	4.000%	8/1/40	5,000	4,931
	New York NY GO	4.000%	8/1/40	1,155	1,132
	New York NY GO	4.000%	8/1/40	9,400	9,216
	New York NY GO	5.000%	8/1/40	1,500	1,647
	New York NY GO	4.000%	10/1/40	3,000	2,958
	New York NY GO	3.000%	3/1/41	5,010	4,128
	New York NY GO	4.000%	8/1/41	2,035	1,988
	New York NY GO	4.000%	8/1/41	2,500	2,442
	New York NY GO	5.000%	8/1/41	1,000	1,094
	New York NY GO	3.000%	10/1/41	2,250	1,838
	New York NY GO	5.250%	10/1/41	1,070	1,182
	New York NY GO	5.000%	12/1/41	10,000	10,152
	New York NY GO	5.000%	12/1/41	4,850	5,072
	New York NY GO	4.000%	3/1/42	1,500	1,463
	New York NY GO	5.000%	3/1/42	2,000	2,136
	New York NY GO	4.000%	4/1/42	8,000	7,802
	New York NY GO	5.000%	8/1/42	1,000	1,088
	New York NY GO	5.250%	9/1/42	6,240	6,857
	New York NY GO	5.000%	10/1/42	8,000	8,420
	New York NY GO	5.250%	10/1/42	2,250	2,474
	New York NY GO	5.000%	3/1/43	1,000	1,055
	New York NY GO	5.000%	3/1/43	10,180	10,823
	New York NY GO	5.000%	4/1/43	8,140	8,442
	New York NY GO	5.250%	4/1/43	11,815	12,993
	New York NY GO	5.000%	8/1/43	17,145	17,983
	New York NY GO	5.000%	8/1/43	2,340	2,477
	New York NY GO	5.000%	8/1/43	1,000	1,082
	New York NY GO	5.000%	10/1/43	8,000	8,402
	New York NY GO	5.250%	10/1/43	1,000	1,095
	New York NY GO	4.000%	3/1/44	7,000	6,764
	New York NY GO	5.000%	3/1/44	1,785	1,847
	New York NY GO	5.000%	4/1/44	1,725	1,869
	New York NY GO	5.250%	4/1/44	5,825	6,383
	New York NY GO	5.000%	8/1/44	1,000	1,079
	New York NY GO	3.000%	3/1/45	4,880	3,810
	New York NY GO	5.000%	3/1/45	3,000	3,239
	New York NY GO	4.000%	4/1/45	6,840	6,584
	New York NY GO	4.000%	4/1/45	5,000	4,813
	New York NY GO	5.000%	8/1/45	5,000	5,379
	New York NY GO	5.000%	8/1/46	2,500	2,683
	New York NY GO	4.000%	9/1/46	6,940	6,646
	New York NY GO	4.000%	3/1/47	3,080	2,935
	New York NY GO	5.000%	8/1/47	9,515	10,061
	New York NY GO	5.000%	8/1/47	6,000	6,424
	New York NY GO	5.250%	10/1/47	10,000	10,850
	New York NY GO	5.250%	3/1/48	3,000	3,282
	New York NY GO	5.000%	8/1/48	5,000	5,340
	New York NY GO	5.500%	4/1/49	7,000	7,805
	New York NY GO	4.500%	5/1/49	2,675	2,690
	New York NY GO	3.000%	8/1/50	4,000	2,948
	New York NY GO	4.000%	8/1/50	5,700	5,397
[3]	New York NY GO	4.000%	8/1/50	2,000	1,906
	New York NY GO	3.000%	3/1/51	2,235	1,637
	New York NY GO	5.000%	8/1/51	14,735	15,693
	New York NY GO	5.250%	3/1/53	10,720	11,651

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.125%	8/1/53	6,125	5,854
	New York NY GO	5.250%	4/1/54	5,180	5,626
[10]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,650	1,666
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	1,785	1,888
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,000	1,075
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/39	800	922
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/41	1,000	1,138
[2]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/43	1,400	1,576
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	6,310	6,088
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,403
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	15,065	14,291
[2]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/53	5,000	5,372
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	15,815	14,792
[2]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/58	10,500	11,342
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	5,703
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	3,325	3,067
[2]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	5,000	5,381
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,499
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,000	3,793
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,632
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	690
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	315
[11]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	700	700
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,270
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	615	620
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	650	658
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,025
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	662
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	511
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	494
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	357
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	4,790	4,792
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	411
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	307
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,661
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,034
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	884
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	465	468
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	450	464
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	511
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	536
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	528
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	311
[11]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,095
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,020
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,012
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	977
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	364
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,894
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	339
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	503
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,425	1,433
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,368
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	578
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	229
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	575
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,076
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,130	2,128
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,024
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	527
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	304
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,081
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,026
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	498
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	326
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,578
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,572
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	231

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	470	510
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	395
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	604
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,015
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	960	1,037
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,298
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,705
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	650	697
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	120
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,247
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	760	809
[12]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	3,410	3,923
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	850	900
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,195
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,168
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,268
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	302
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,055
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	900	945
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	900	940
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	11,050	11,148
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,300
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,126
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	5,040	4,897
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,442
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,266
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	4,102
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,315
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,755	3,444
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,500	8,559
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	2,064
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,219
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	7,000	7,260
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	6,095	5,947
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	12,352
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	5,445	4,837
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,630
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	14,000	15,714
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	939
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	2,340	2,395
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/30	3,345	3,422
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	705	658
[4]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.790%	6/3/24	11,400	11,400
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	500
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,001
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	500
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,111
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,806
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,282
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,458
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	762
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	213
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	213
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	800	799
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,150
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	798
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,225	3,232
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,480	2,498
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	715
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,585
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,640	1,660
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	508
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,242
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	549
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	750	760
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	457

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,904
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	457
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	200	203
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,163
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,775	2,794
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	762
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	1,954
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	345
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	390	395
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	711
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,578
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,952
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	818
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	110	111
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	838
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	772
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,021
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,013
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	964
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,631
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,037
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	6,135	5,829
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	384
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,022
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	282
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,857
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	557
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	506
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	491
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,400	1,194
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,171
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,559
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,227
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,507
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,721
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	3,818
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,595
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	7,525	7,194
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,290	5,349
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,031
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	3,000	2,812
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,091
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,247
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,000	5,669
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,570	7,667
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,095	5,217
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,360
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,557
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,129
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,042
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	7,862
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	1,900	1,921
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,356
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,158
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,071
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,011
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,326
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	8,925	9,177
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,470
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,194
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,840
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,208
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,544
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,553
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,699
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,482

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	515
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,520
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,314
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	653
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,490	2,562
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	4,955
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,400
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,421
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	3,500	3,618
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,397
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	7,020	6,687
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	3,000	3,224
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,728
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,725	4,929
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	4,315	3,254
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	9,125	8,603
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	2,989
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	3,500	3,253
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,773
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,000	2,091
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,910	3,094
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,250
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,347
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,367
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,245
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,061
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	649
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	840	931
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,825	2,021
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,000	2,202
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,000	1,095
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,342
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	525	571
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/41	600	648
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,315
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	475	511
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	1,946
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/43	325	348
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,364
[1,2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/44	325	347
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,412
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,078
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	1,425	1,474
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	2,015	2,071
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	600	615
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/34	1,125	1,144
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	520	533
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/35	900	913
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/37	4,160	4,513
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,078
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,088
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	891
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	536
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,620
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,282
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	5,165
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	10,080

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,588
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	806
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/43	1,260	1,297
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,335
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	4,865	5,035
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,267
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,357
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,033
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,049
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,100
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,236
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,738
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,192
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,223
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,313
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,223
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	1,990
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,694
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,241
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	17,315	17,921
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	10,494
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,428
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,623
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,037
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,663
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,048
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,628
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,863
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,398
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	5,000	5,459
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,316
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,625	3,475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,014
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	2,235	2,041
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	960
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,234
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,045
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	615
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	891
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,081
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,305
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,023
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	2,037
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,951
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,145
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/44	1,275	1,013
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,395
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,663
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,684
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,380
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	755
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,146
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,305
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,195
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	992
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,755	10,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,864
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,560	2,215
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,075	1,789
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	778
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,516
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,467
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,776
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	920

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,923
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	478
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,034
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,758
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,085	1,030
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,623
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	3,275	3,091
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,625	8,497
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	3,240	3,113
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	2,080	2,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	7,395	7,255
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,410	3,434
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	2,235	2,144
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	9,050	8,841
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	10,000	9,568
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	1,320	1,295
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,243
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,730
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	2,951
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	7,920	8,058
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,902
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,604
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,308
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,274
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,292
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	146
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,482
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,758
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,284
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,331
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,300	1,435
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,906
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,096
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,790	1,952
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,495	1,625
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,470
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,850
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,247
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,765
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	326
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,225	923
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	3,089
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	12,000	12,089
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,742
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,673
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,050	3,263
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	9,307
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,908
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,439
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,492
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,871
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,500
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,900
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	6,000	6,545
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,392
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,435
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,251
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,450
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,561
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,428
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,200	10,048
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	2,946
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,325
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	4,977
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,300
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	3,764
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,473
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,040
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,860

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,702
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	11,946
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,884
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,030
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,334
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,000	2,118
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,128
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,000	2,878
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,344
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/48	2,305	2,453
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	11,276
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,426
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,390
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	2,405	2,563
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	7,133
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	511
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,429
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	982
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	3,065	3,246
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,049
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	11,017
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	9,932
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,395
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,166
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,300
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	3,849
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,300
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	750	770
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,210	1,282
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	1,000	1,073
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	4,655	4,992
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	2,505	2,683
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	505	539
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	3,940	3,834
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	3,000	2,889
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	3,295	3,147
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,662
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health Sytem Inc Program)	4.500%	7/1/52	3,795	2,848
[4,6]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	6/3/24	8,780	8,780
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,146
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,099
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	973
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	972
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,000	3,372
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	452
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	478
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	452
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	709
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	518
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	547
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	578
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	306
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	573
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	311
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	306
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	603
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	638
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	419
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	633
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	405
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	326
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	359
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	276
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	287
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	249
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	181
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	311

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	445
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	264
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	217
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	455
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	485
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	689
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,980	4,525
	Onondaga County NY GO	4.000%	6/15/43	550	551
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	700	698
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	4,405	4,630
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	6,580	6,887
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,138
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,475
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,188
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	948
	Philipstown NY BAN GO	4.500%	1/17/25	1,036	1,039
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,169
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	3,000	3,221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,476
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,474
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/37	1,000	1,146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,335	1,516
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,470	1,657
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,640	1,844
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,000	3,026
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	482
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,120
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,114
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	1,000	1,111
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	10,180	10,309
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,652
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	1,075	1,190
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	882
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	4,000	4,376
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,000	1,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	4,225	4,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/44	1,250	1,374
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,000	1,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,031
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/46	1,750	1,904
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	4,000	4,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,785	2,644
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,325
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,404
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,096
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,265
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,000	4,154
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/41	4,750	4,678
[2]	Rockland County NY GO	3.000%	6/15/32	2,815	2,561
	Rockland County NY GO	4.000%	4/1/35	385	394
	Rockland County NY GO	4.000%	4/1/36	410	418
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	65
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	514
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,439
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,171
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,695
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,076
[2]	Schenectady NY GO	3.000%	5/1/31	635	585
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	103
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	78
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	296

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	287
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	276
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	260
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	156
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	260
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	246
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,002
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	734
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	160	164
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,025
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	174
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	3,040	3,030
[3]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,454
[3]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,618
[2]	Suffolk County NY GO	3.000%	6/15/31	250	229
	Suffolk Regional Off-Track Betting Co. Revenue CP	5.750%	12/1/44	2,500	2,582
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,242
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	983
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,217
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,204
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,241
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,750
	Syosset Central School District GO	2.000%	12/15/34	1,000	775
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	511
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/29	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,463
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	742
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,486
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,054
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,142
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,161
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,026
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,087
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,473
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	164
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,451
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,891
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,036
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,294
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	4,010	4,099
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,096
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,541
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,286
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,410	1,478
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,960	6,098
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	11,130	11,432
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,092
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,169
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,243
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,087
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,790
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,045
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,658
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,217
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,189
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,430	9,887
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,414

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	12,365	11,617
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	13,450	14,021
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,270
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,441
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	18,828
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,109
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,299
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	335
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,391
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,474
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,127
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	2,924
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,458
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	972
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,582
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,108
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	520	500
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,602
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,640	5,314
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,783
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,234
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	6,000	6,543
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,000	1,903
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	6,425	5,869
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.614%	4/1/26	2,000	2,004
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	10,926
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	3,000	3,222
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,159
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,781
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,180	5,531
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/57	8,000	7,578
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,142
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	4,817
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	10,000	10,795
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,136
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	5,000	4,751
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,685	11,499
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,009
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	1,000	1,034
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	155
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	1,000	1,046
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	288
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	474
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	235
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	362
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	99
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	153
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	188
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	375
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	4,725	4,435
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,167
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,097
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,195
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,627
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,962
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,067
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,358
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,100	1,133
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	925
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	6,625	6,717
	Utica NY BAN GO	4.500%	1/24/25	3,352	3,363
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,806
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,078
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,127
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,055	3,463
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,827
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,244
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,537
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,490
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	2,077

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,163
	Vails Gate Fire District BAN GO	4.000%	3/28/25	2,000	1,995
	Valley Stream NY GO BAN	4.500%	5/9/25	2,935	2,944
	Webster Central School District GO	2.000%	6/15/33	1,180	938
	Webster Central School District GO	2.000%	6/15/34	1,265	980
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	2,995
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	2,977
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/41	5,000	4,774
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	1,000	1,000
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	350
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	774
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	398
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	596
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	446
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,397
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,255	3,178
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	378
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	990
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	512
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	2,000	1,981
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	205
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,065	2,098
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	4,885	4,146
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,610	2,496
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,726
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,688
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,555
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	3,009
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,000	1,692
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,000	2,762
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (NewYork Blood Center Project)	5.000%	7/1/38	3,000	3,195
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	558
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,259
	Westchester County NY GO	2.000%	10/15/34	2,685	2,090
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,573
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	698
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,335
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/29	400	394
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/39	1,000	1,008
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/40	2,295	2,314
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/49	640	624
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/50	1,325	1,286
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/54	765	732
					4,657,672
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,001
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	601
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	660	612
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,136
					8,350
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,316	1,311
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,810	6,868
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,082	3,220
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	4,956	5,327
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,838	6,497
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,884	2,574
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,830	4,819
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,750	2,694
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	425	411

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	155
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,879
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	570	600
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	263
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,860	3,022
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	550	573
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	66	65
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	5,543	4,938
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,212	1,001
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,594
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	650	453
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,265	5,230
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,267	3,256
					56,750
Total Tax-Exempt Municipal Bonds (Cost $4,885,108)					4,722,772
Total Investments (100.1%) (Cost $4,885,108)					4,722,772
Other Assets and Liabilities—Net (-0.1%)					(4,740)
Net Assets (100%)					4,718,032
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $171,504,000, representing 3.6% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Securities with a value of $258,000 have been segregated as initial margin for open futures contracts.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	220	23,275	(32)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(33)	(4,040)	20
				(12)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,885,108)	4,722,772
Investment in Vanguard	144
Cash	11,057
Receivables for Investment Securities Sold	19,939
Receivables for Accrued Income	49,232
Receivables for Capital Shares Issued	2,219
Variation Margin Receivable—Futures Contracts	16
Other Assets	99
Total Assets	4,805,478
Liabilities
Payables for Investment Securities Purchased	81,660
Payables for Capital Shares Redeemed	2,019
Payables for Distributions	3,564
Payables to Vanguard	203
Total Liabilities	87,446
Net Assets	4,718,032
At May 31, 2024, net assets consisted of:

Paid-in Capital	5,063,587
Total Distributable Earnings (Loss)	(345,555)
Net Assets	4,718,032

Investor Shares—Net Assets
Applicable to 44,033,956 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	469,823
Net Asset Value Per Share—Investor Shares	$10.67

Admiral Shares—Net Assets
Applicable to 398,161,399 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,248,209
Net Asset Value Per Share—Admiral Shares	$10.67

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	83,075
Total Income	83,075
Expenses
The Vanguard Group—Note B
Investment Advisory Services	235
Management and Administrative—Investor Shares	348
Management and Administrative—Admiral Shares	1,520
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Admiral Shares	112
Custodian Fees	10
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	2
Other Expenses	33
Total Expenses	2,301
Expenses Paid Indirectly	(10)
Net Expenses	2,291
Net Investment Income	80,784
Realized Net Gain (Loss)
Investment Securities Sold	2,325
Futures Contracts	(235)
Realized Net Gain (Loss)	2,090
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(20,965)
Futures Contracts	96
Change in Unrealized Appreciation (Depreciation)	(20,869)
Net Increase (Decrease) in Net Assets Resulting from Operations	62,005

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,784	141,778
Realized Net Gain (Loss)	2,090	(64,879)
Change in Unrealized Appreciation (Depreciation)	(20,869)	130,797
Net Increase (Decrease) in Net Assets Resulting from Operations	62,005	207,696
Distributions
Investor Shares	(7,806)	(13,558)
Admiral Shares	(71,206)	(125,724)
Total Distributions	(79,012)	(139,282)
Capital Share Transactions
Investor Shares	24,320	34,546
Admiral Shares	253,904	195,907
Net Increase (Decrease) from Capital Share Transactions	278,224	230,453
Total Increase (Decrease)	261,217	298,867
Net Assets
Beginning of Period	4,456,815	4,157,948
End of Period	4,718,032	4,456,815

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.70	$10.52	$12.21	$12.20	$12.01	$11.34
Investment Operations
Net Investment Income[1]	.184	.344	.297	.295	.327	.354
Net Realized and Unrealized Gain (Loss) on Investments	(.034)	.174	(1.600)	.108	.231	.696
Total from Investment Operations	.150	.518	(1.303)	.403	.558	1.050
Distributions
Dividends from Net Investment Income	(.180)	(.338)	(.296)	(.295)	(.326)	(.355)
Distributions from Realized Capital Gains	—	—	(.091)	(.098)	(.042)	(.025)
Total Distributions	(.180)	(.338)	(.387)	(.393)	(.368)	(.380)
Net Asset Value, End of Period	$10.67	$10.70	$10.52	$12.21	$12.20	$12.01
Total Return[2]	1.38%	5.01%	-10.80%	3.34%	4.73%	9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$470	$447	$406	$546	$513	$550
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.39%	3.25%	2.70%	2.41%	2.73%	3.00%
Portfolio Turnover Rate	25%	100%	77%	40%	34%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.70	$10.52	$12.21	$12.20	$12.01	$11.34
Investment Operations
Net Investment Income[1]	.188	.352	.306	.305	.337	.364
Net Realized and Unrealized Gain (Loss) on Investments	(.034)	.174	(1.600)	.107	.230	.695
Total from Investment Operations	.154	.526	(1.294)	.412	.567	1.059
Distributions
Dividends from Net Investment Income	(.184)	(.346)	(.305)	(.304)	(.335)	(.364)
Distributions from Realized Capital Gains	—	—	(.091)	(.098)	(.042)	(.025)
Total Distributions	(.184)	(.346)	(.396)	(.402)	(.377)	(.389)
Net Asset Value, End of Period	$10.67	$10.70	$10.52	$12.21	$12.20	$12.01
Total Return[2]	1.42%	5.10%	-10.73%	3.43%	4.82%	9.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,248	$4,009	$3,752	$5,097	$4,725	$4,648
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.47%	3.33%	2.78%	2.49%	2.81%	3.08%
Portfolio Turnover Rate	25%	100%	77%	40%	34%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $144,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,722,772	—	4,722,772
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
Liabilities
Futures Contracts[1]	32	—	—	32
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,890,294
Gross Unrealized Appreciation	39,143
Gross Unrealized Depreciation	(206,677)
Net Unrealized Appreciation (Depreciation)	(167,534)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $184,062,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $1,475,047,000 of investment securities and sold $1,154,854,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $24,500,000 and sales were $52,825,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	98,763	9,070	159,704	15,109
Issued in Lieu of Cash Distributions	6,749	622	11,461	1,087
Redeemed	(81,192)	(7,482)	(136,619)	(12,947)
Net Increase (Decrease)—Investor Shares	24,320	2,210	34,546	3,249
Admiral Shares
Issued	493,478	45,420	983,165	93,680
Issued in Lieu of Cash Distributions	51,283	4,727	90,034	8,532
Redeemed	(290,857)	(26,805)	(877,292)	(83,903)
Net Increase (Decrease)—Admiral Shares	253,904	23,342	195,907	18,309
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q762 072024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Vanguard New York Tax-Exempt Funds

The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.